Financial Instruments - Summary of Financing Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Other loan receivables
Total direct financing leases and other loan receivables	$ 969,104	$ 1,002,222
Payment activity [Member] | Performing [Member]
Summary of financing receivables
Direct financing leases	693,532	704,953
Other loan receivables
Long-term receivable included in other assets	41,118	43,843
Other internal metrics [Member] | Performing [Member]
Other loan receivables
Loans to equity-accounted investees and joint venture partners	$ 234,454	$ 253,426